Long Term Debt (Narrative) (Details) $ in Millions, $ in Millions, $ in Millions, $ in Millions					12 Months Ended
	Feb. 05, 2021 USD ($)	May 20, 2020 USD ($)	Apr. 24, 2020 CAD ($)	Mar. 13, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 BBD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	May 20, 2020 BSD ($)	May 20, 2020 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 2,463		$ 2,677
Proceeds from issuance of long-term debt					$ 428	1,066
Repayments of Long-term Debt					$ 513	1,103
Emera
Debt Instrument [Line Items]
Long-term Debt, Gross						2,496		2,291
NSPI
Debt Instrument [Line Items]
Debt instrument, available for issuance under this prospectus			$ 300
Debt Instrument, Maturity Date			Apr. 25, 2050
Stated interest rate			3.31%
Long-term Debt, Gross						$ 2,673		$ 2,956
NMGC | Subsequent Event [Member]
Debt Instrument [Line Items]
Senior notes	$ 220
Repayments of Long-term Debt	$ 200
TECO Finance
Debt Instrument [Line Items]
Repayments of Long-term Debt				$ 300
Non-revolving term loan | GBPC
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 22
Line of Credit Facility, Expiration Date		May 20, 2025
Variable rate		90-day LIBOR plus a margin
Debt Instrument, Term					5 years
Repayments of Long-term Debt		$ 22
Non-revolving term loan | BPLC
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 110		$ 55
Stated interest rate							2.05%	2.05%	2.05%
Long-term Debt, Gross							$ 77		$ 38
Non-revolving term loan at 4% interest rate | GBPC
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		May 20, 2025
Line of Credit Facility, Maximum Borrowing Capacity										$ 15	$ 15
Stated interest rate										4.00%	4.00%
Senior note maturity date of February 5, 2031 | NMGC | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 05, 2031
Stated interest rate	2.26%
Senior notes	$ 70
Senior note maturity date of February 5, 2036 | NMGC | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 05, 2036
Stated interest rate	2.51%
Senior notes	$ 65
Senior note maturity date of February 5, 2051 | NMGC | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Feb. 05, 2051
Stated interest rate	3.34%
Senior notes	$ 85